Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2010
Financial Instruments in which the Ending Balance is not Carried at Fair Value in its Entirety on Consolidated Balance Sheets

The following disclosures represent financial instruments in which the ending balance is not carried at fair value in its entirety on the Group’s consolidated balance sheets at December 31:

	2009				2010
	Carrying Amount		Fair Value		Carrying Amount		Fair Value
	(in millions of Won)
Financial assets:
Financial assets for which carrying value approximates fair value	(Won)	17,225,681	(Won)	17,225,681	(Won)	17,257,557	(Won)	17,257,557
Interest-bearing deposits in banks		2,164,004		2,164,004		2,378,905		2,378,905
Held-to-maturity securities		12,793,618		12,840,594		12,587,018		12,994,228
Loans		165,593,546		167,393,995		176,589,401		179,145,181
Non-marketable equity investments included in other assets		2,045,547		3,437,571		2,763,431		3,847,867

Total Financial assets	(Won)	199,822,396	(Won)	203,061,845	(Won)	211,576,312	(Won)	215,623,738

Financial liabilities:
Financial liabilities for which carrying value approximates fair value	(Won)	5,853,609	(Won)	5,853,609	(Won)	7,199,880	(Won)	7,199,880
Deposits		143,698,489		144,364,290		152,892,183		153,630,439
Short-term borrowings		9,686,890		9,686,890		7,446,901		7,446,901
Secured borrowings		7,944,390		8,078,573		8,295,896		8,368,091
Long-term debt		43,727,523		42,319,203		44,546,409		45,587,964

Total Financial liabilities	(Won)	210,910,901	(Won)	210,302,565	(Won)	220,381,269	(Won)	222,233,275